Revenues - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 14,659	$ 9,411	$ 21,135	$ 13,713
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	4,461	1,172	5,405	2,505
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	10,198	8,239	15,730	11,208
US Federal Government and Agencies [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	12,307	7,868	17,050	11,680
Commercial and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	2,352	1,543	4,085	2,033
US [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	12,359	7,978	17,239	11,908
Middle East [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	1,380	1,197	3,185	1,537
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	770	214	668	268
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	150	22	43
Imagery [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	2,848	408	3,005	623
Data, Software and Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	8,267	7,318	15,732	12,702
Engineering and Integration [Member]
Disaggregation of Revenue [Line Items]
Revenue from contract with customers excluding assessed tax	$ 3,544	$ 1,685	$ 2,398	$ 388